Cover	Nov. 16, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 16, 2020
Entity Registrant Name	HOME DEPOT, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-3261426
Entity Address, Address Line One	2455 Paces Ferry Road
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	770
Written Communications	false
Soliciting Material	false
Local Phone Number	433-8211
Pre-commencement Tender Offer	true
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.05 Par Value Per Share
Trading Symbol	1-8207
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000354950
Trading Symbol	HD